Leases - Schedule of Lease Terms and Discount Rates (Detail)	Dec. 31, 2022
Lease terms and discount rates [Line Items]
Operating leases	6 years 18 days
Finance leases	1 year 2 months 15 days
Operating leases	1.36%
Finance leases	11.46%